Income taxes - Summary of Reconciliation to Statutory Income Tax Rate (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018
Reconciliation of average effective tax rate and applicable tax rate [abstract]
Income taxes at Canadian statutory income tax rate	$ 3,141	$ 3,502	$ 3,648
Increase (decrease) resulting from:
Dividends received	(120)	(104)	(142)
Rate differentials on international operations	(1,927)	(728)	(343)
Other - net	58	65	19
Provision for income taxes - Consolidated Statement of Income	$ 1,152	$ 2,735	$ 3,182
Income taxes at Canadian statutory income tax rate	26.40%	26.50%	26.50%
Dividends received	(1.00%)	(0.80%)	(1.00%)
Rate differentials on international operations	(16.20%)	(5.50%)	(2.50%)
Other - net	0.50%	0.50%	0.10%
Provision for income taxes and effective income tax rate	9.70%	20.70%	23.10%